Accounts receivable, net	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Accounts receivable, net

Note 3 - Accounts receivable, net

	December 31,	December 31,
	2021	2020
Accounts receivable, gross	$141,861	$483,851
Less: bad debt provision		(43,068)
Accounts receivable, net	$141,861	$440,783

The amounts of accounts receivable remained outstanding 365 days past due are deemed as uncollectible by the Company. They assess the recoverability of uncollected accounts receivable continuously. The detail of bad debt provision as following:

	December 31,	December 31,
	2021	2020
within 1 month	$	$-
1-2 months		-
2-3 months		-
3-6 months		-
6-12 months		-
> 1 year		43,068
Subtotal	$	$43,068